SECURITIES ACT FILE NO. 33-73140


                         PILGRIM VARIABLE PRODUCTS TRUST

                         Supplement dated June 11, 2001
            to the Class R Pilgrim Variable Products Trust Prospectus
                                dated May 1, 2001


1.   CHANGE IN PORTFOLIO MANAGERS FOR PILGRIM VP MAGNACAP PORTFOLIO.

     Effective June 18, 2001, the following  disclosure  replaces the disclosure
under  "Management  of  the  Funds--MagnaCap   Portfolio"  on  page  20  of  the
Prospectus:

     Thomas Jackson, Senior Vice President and Senior Portfolio Manager for value equity strategies at ING Pilgrim, has served as Portfolio Manager of MagnaCap Portfolio since June 2001. Prior to joining ING Pilgrim in June 2001, Mr. Jackson was a Managing Director at Prudential Investments (April 1990 through December 2000). Prior to April 1990, Mr. Jackson was Co-Chief Investment Officer and Managing Director at Century Capital Associates and Red Oak Advisors Inc.


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